Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
%

Computers, manufacturing and peripheral equipment	6 – 33
Office, furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule of Stock Option Granted Assumptions
	December 31,
	2023	2022	2021

Dividend yield	0%	0%	0%
Volatility	41% - 63%	47% - 73%	66% - 87%
Risk-free interest	4.1% - 5.5%	2.1% - 4.1%	0.1% - 1.3%
Early exercise multiple	2.10	2.20	1.55

Schedule of Accumulated Other Comprehensive Income, Net
	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	$ thousands	$ thousands	$ thousands
Balance as of January 1, 2023	(1,271)	(9,885)	(11,156)

Other comprehensive income (loss) before
reclassifications	(1,418)	878	(540)
Amounts reclassified from AOCI	3,609	-	3,609
Other comprehensive income	2,191	878	3,069

Balance as of December 31, 2023	920	(9,007)	(8,087)